Financial Instruments	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Derivative [Line Items]
Financial Instruments
16. Derivative Instruments and Hedging Activities
Forward Foreign Exchange Contracts
The Company enters into forward foreign exchange contracts to hedge its foreign currency exposures on future production expenses and tax credit receivables denominated in various foreign currencies (i.e., cash flow hedges). The Company also enters into forward foreign exchange contracts that economically hedge certain of its foreign currency risks, even though hedge accounting does not apply or the Company elects not to apply hedge accounting. The Company monitors its positions with, and the credit quality of, the financial institutions that are party to its financial transactions. Changes in the fair value of the foreign exchange contracts that are designated as hedges are reflected in accumulated other comprehensive income (loss), and changes in the fair value of foreign exchange contracts that are not designated as hedges and do not qualify for hedge accounting are recorded in direct operating expense. Gains and losses realized upon settlement of the foreign exchange contracts that are designated as hedges are amortized to direct operating expense on the same basis as the production expenses being hedged.
As of December 31, 2023, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 20 months from December 31, 2023):

December 31, 2023
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)		(Amounts in millions)
British Pound Sterling	0.4 GBP	in exchange for	$0.4	0.82 GBP
Czech Koruna	180.0 CZK	in exchange for	$8.1	22.13 CZK
Euro	15.3 EUR	in exchange for	$15.4	1.10 EUR
Canadian Dollar	29.5 CAD	in exchange for	$1.0	1.34 CAD
Mexican Peso	35.9 MXN	in exchange for	$1.7	20.52 MXN
South African Rand	53.2 ZAR	in exchange for	$2.9	18.95 ZAR
Interest Rate Swaps
The Company is exposed to the impact of interest rate changes primarily through its borrowing activities. The Company’s objective is to mitigate the impact of interest rate changes on earnings and cash flows. The Company primarily uses pay-fixed
interest rate swaps to facilitate its interest rate risk management activities, which the Company generally designates as cash flow hedges of interest payments on floating-rate borrowings.

Pay-fixed
swaps effectively convert floating-rate borrowings to fixed-rate borrowings. The unrealized gains or losses from these designated cash flow hedges are deferred in accumulated other comprehensive income (loss) and recognized in interest expense as the interest payments occur. Changes in the fair value of interest rate swaps that are not designated as hedges are recorded in interest expense (see further explanation below).
Cash settlements related to interest rate contracts are generally classified as operating activities on the condensed combined statements of cash flows. However, due to a financing component (debt host) on a portion of our previously outstanding interest rate swaps, the cash flows related to these contracts are classified as financing activities through the date of termination.
Designated Cash Flow Hedges.
As of December 31, 2023 and March 31, 2023, the Company had the following pay-fixed
interest rate swaps which have been designated as cash flow hedges outstanding (all related to the Company’s SOFR-based debt, see Note 6 and Note 7):

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 23, 2018	$700.0	2.915%	March 24, 2025	(1)
June 25, 2018	$200.0	2.723%	March 23, 2025	(1)
July 31, 2018	$300.0	2.885%	March 23, 2025	(1)
December 24, 2018	$50.0	2.744%	March 23, 2025	(1)
December 24, 2018	$100.0	2.808%	March 23, 2025	(1)
December 24, 2018	$50.0	2.728%	March 23, 2025	(1)

Total	$1,700.0

(1)	Represents the “Re-designated Swaps” as described in the May 2022 Transactions section below that were previously not designated cash flow hedges at March 31, 2022.
May 2022 Transactions
:
In May 2022, the Company terminated certain of its previous interest rate swap contracts (the “Terminated Swaps”). As a result of the terminations, the Company received approximately $56.4 million. Simultaneously with the termination of the Terminated Swaps, the Company re-designated
all other swaps previously not designated as cash flow hedges of variable rate debt.
The receipt of approximately $56.4 million as a result of the termination was recorded as a reduction of the asset values of the derivatives amounting to $188.7 million and a reduction of the financing component (debt host) of the Terminated Swaps amounting to $131.3 million. At the time of the termination of the Terminated Swaps, there was approximately $180.4 million of unrealized gains recorded in accumulated other comprehensive income (loss) related to these Terminated Swaps. This amount will be amortized as a reduction of interest expense through the remaining term of the swaps unless it becomes probable that the cash flows originally hedged will not occur, in which case the proportionate amount of the gain will be recorded as a reduction to interest expense at that time. In addition, the liability amount of $6.8 million for the
Re-designated
Swaps at the
re-designation
date will be amortized as a reduction of interest expense throughout the remaining term of the
Re-designated
Swaps, unless it becomes probable that the cash flows originally hedged will not occur, in which case the proportionate amount of the loss will be recorded to interest expense at that time.
The receipt of approximately $
56.4
 million was classified in the unaudited condensed combined statement of cash flows as cash provided by operating activities of $
188.7
 million reflecting the amount received for the derivative portion of the termination of swaps, and a use of cash in financing activities of $
134.5
 million reflecting the pay down of the financing component of the Terminated Swaps (inclusive of payments made between April 1, 2022 and the termination date amounting to $3.2 million).

Financial Statement Effect of Derivatives
Unaudited condensed combined statements of operations and comprehensive income (loss):
The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying unaudited condensed combined statements of operations and comprehensive income (loss) for nine months ended December 31, 2023 and 2022:

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$(7.3)	$7.4
Loss reclassified from accumulated other comprehensive income (loss) into direct operating expense	(2.5)	(0.7)
Interest rate swaps
Gain recognized in accumulated other comprehensive income (loss)	$24.7	$87.8
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	31.5	(5.7)
Derivatives not designated as cash flow hedges:
Interest rate swaps
Loss reclassified from accumulated other comprehensive income (loss) into interest expense	$(5.5)	$(9.9)
Total direct operating expense on combined statements of operations	$1,306.0	$1,687.9
Total interest expense on combined statements of operations	$157.1	$117.8
Unaudited condensed combined balance sheets:
The Company classifies its forward foreign exchange contracts and interest rate swap agreements within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments (see Note 8). The portion of the swaps, if any, reflecting the financing component (debt host) of the hybrid instrument discussed above is recorded at amortized cost and reduced over time based on payments. Pursuant to the Company’s accounting policy to offset the fair value amounts recognized for derivative instruments, the Company presents the asset or liability position of the swaps that are with the same counterparty under a master netting arrangement net as either an asset or liability in its unaudited condensed combined balance sheets. As of December 31, 2023 and March 31, 2023, there were no swaps outstanding that were subject to a master netting arrangement.
As of December 31, 2023 and March 31, 2023, the Company had the following amounts recorded in the accompanying unaudited condensed combined balance sheets related to the Company’s use of derivatives:

	December 31, 2023
	Other Current Assets	Other Non- Current Assets	Other Accrued Liabilities	Other Non- Current Liabilities
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$—	$—	$2.1	$—
Interest rate swaps	—	34.2	—	—

Fair value of derivatives	$—	$34.2	$2.1	$—

	March 31, 2023
	Other Current Assets	Other Non- Current Assets	Other Accrued Liabilities	Other Non- Current Liabilities
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$2.9	$—	$0.1	$—
Interest rate swaps	—	41.1	—	—

Fair value of derivatives	$2.9	$41.1	$0.1	$—

As of December 31, 2023, based on the current release schedule, the Company estimates approximately $2.0 million of losses associated with forward foreign exchange contract cash flow hedges in accumulated other comprehensive income (loss) will be reclassified into earnings during the one-year
period ending December 31, 2024.
As of December 31, 2023, the Company estimates approximately $25.4 million of gains recorded in accumulated other comprehensive income associated with interest rate swap agreement cash flow hedges will be reclassified into interest expense during the one-year
period ending December 31, 2024.

18. Financial Instruments
(a) Credit Risk
Concentration of credit risk with the Company’s customers is limited due to the Company’s customer base and the diversity of its sales throughout the world. The Company performs ongoing credit evaluations and maintains a provision for potential credit losses. The Company generally does not require collateral for its trade accounts receivable.
(b) Derivative Instruments and Hedging Activities
Forward Foreign Exchange Contracts
The Company enters into forward foreign exchange contracts to hedge its foreign currency exposures on future production expenses and tax credit receivables denominated in various foreign currencies (i.e., cash flow hedges). The Company also enters into forward foreign exchange contracts that economically hedge certain of its foreign currency risks, even though hedge accounting does not apply or the Company elects not to apply hedge accounting. The Company monitors its positions with, and the credit quality of, the financial institutions that are party to its financial transactions. Changes in the fair value of the foreign exchange contracts that are designated as hedges are reflected in accumulated other comprehensive income (loss), and changes in the fair value of foreign exchange contracts that are not designated as hedges and do not qualify for hedge accounting are recorded in direct operating expense. Gains and losses realized upon settlement of the foreign exchange contracts that are designated as hedges are amortized to direct operating expense on the same basis as the production expenses being hedged.
As of March 31, 2023, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 30 months from March 31, 2023):

March 31, 2023
Foreign Currency	Foreign Currency Amount			US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)			(Amounts in millions)
British Pound Sterling	3.1	GBP	in exchange for	$2.3	1.33	GBP
Czech Koruna	180.0	CZK	in exchange for	$8.6	20.88	CZK
Euro	11.0	EUR	in exchange for	$10.0	1.10	EUR
Canadian Dollar	5.1	CAD	in exchange for	$3.6	1.42	CAD
Polish Zloty	8.0	PLN	in exchange for	$1.8	4.33	PLN
Mexican Peso	237.8	MXN	in exchange for	$12.6	18.86	MXN
Interest Rate Swaps
The Company is exposed to the impact of interest rate changes, primarily through its borrowing activities in the Company’s capacity as primary borrower of Lionsgate’s Senior Credit Facilities. See Note 7 for further information. The Company’s objective is to mitigate the impact of interest rate changes on earnings and cash flows. The Company primarily uses pay-fixed
interest rate swaps to facilitate its interest rate risk management activities, which the Company generally designates as cash flow hedges of interest payments on floating-rate borrowings.
Pay-fixed
swaps effectively convert floating-rate borrowings to fixed-rate borrowings. The unrealized gains or losses from these designated cash flow hedges are deferred in accumulated other comprehensive income (loss) and recognized in interest expense as the interest payments occur. Changes in the fair value of interest rate swaps that are not designated as hedges are recorded in interest expense (see further explanation below).
Cash settlements related to interest rate contracts are generally classified as operating activities on the combined statements of cash flows. However, due to a financing component (debt host) on a portion of the
Company’s previously outstanding interest rate swaps (see
Designated Cash Flow Hedges at March
 31, 2022
table below), the cash flows related to these contracts were classified as financing activities through the date of termination.
Outstanding at March
 31, 2022.
As of March 31, 2022, the Company had the following designated cash flow hedge pay-fixed
interest rate swaps outstanding, and the following not designated pay-fixed
receive-variable and offsetting
pay-variable
receive-fixed interest rate swaps outstanding (related to the Company’s LIBOR-based debt, see Note 7 and Note 8 for further in format
ion).
Designated Cash Flow Hedges at March
 31,
2022:

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date (1)
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 19, 2020	$700.0	1.923%	March 23, 2030 (2)(3)
May 19, 2020	$350.0	2.531%	March 23, 2027 (2)(3)
June 15, 2020	$150.0	2.343%	March 23, 2027 (2)(3)
August 14, 2020	$200.0	1.840%	March 23, 2030 (2)(3)

Total	$1,700.0

(1)	Subject to a mandatory early termination date of March 23, 2025.
(2)	These pay-fixed interest rate swaps were considered hybrid instruments with a financing component (debt host) and an embedded at-market derivative that was designated as a cash flow hedge.
(3)	Terminated in May 2022, see May 2022 Transactions description below.
Not Designated Cash Flow Hedges at March
 31, 2022:

Pay-Fixed Receive-Variable (1)			Offsetting Pay-Variable Receive-Fixed (1)
Effective Date	Notional Amount	Fixed Rate Paid	Effective Date	Notional Amount	Fixed Rate Received	Maturity Date
	(in millions)			(in millions)
May 23, 2018	$700.0	2.915% (3)	May 19, 2020	$700.0	2.915% (2)	March 24, 2025
June 25, 2018	$200.0	2.723% (3)	August 14, 2020	$200.0	2.723% (2)	March 23, 2025
July 31, 2018	$300.0	2.885% (3)	May 19, 2020	$300.0	2.885% (2)	March 23, 2025
December 24, 2018	$50.0	2.744% (3)	May 19, 2020	$50.0	2.744% (2)	March 23, 2025
December 24, 2018	$100.0	2.808% (3)	June 15, 2020	$100.0	2.808% (2)	March 23, 2025
December 24, 2018	$50.0	2.728% (3)	June 15, 2020	$50.0	2.728% (2)	March 23, 2025

Total	$1,400.0		Total	$1,400.0

(1)
During the fiscal year ended March 31, 2021, the Company completed a series of transactions to amend and extend certain interest rate swap agreements, and as part of these transactions, the $1.4 billion pay-fixed
receive-variable interest rate swaps presented in the table above were de-designated,
and the Company entered into $1.4 billion of
pay-variable
receive-fixed interest rate swaps, as presented in the table above, which are designed to offset the terms of the $1.4 billion of pay-fixed
receive-variable swaps in the table above. At the time of the de-designation
of the above $1.4 billion in
pay-fixed
receive-variable interest rate swaps, there was approximately $163.0 million of unrealized losses recorded in accumulated other comprehensive income (loss). This amount is being amortized to interest expense through the remaining term of the de-designated
swaps unless it becomes probable that the cash flows originally hedged will not occur, in which case the proportionate amount of the loss will be recorded to interest expense at that time. The $1.4 billion of pay-fixed
receive-variable interest rate swaps
de-designated
as cash flow hedges and the $1.4 billion of offsetting
pay-variable
receive-fixed swaps were marked to market with changes in fair value recognized, along with the fixed and variable payments on these swaps, in interest expense, which netted to an immaterial amount.

(2)	Terminated in May 2022, see May 2022 Transactions description below.
(3)	Re-designated in May 2022, see May 2022 Transactions description below.
May 2022 Transactions
:
In May 2022, the Company terminated certain of its interest rate swap contracts with effective dates of May 19, 2020, June 15, 2020 and August 14, 2020, (the “Terminated Swaps”), as presented in the tables above. As a result of the terminations, the Company received approximately $56.4 million. Simultaneously with the termination of the Terminated Swaps, the Company re-designated
all other swaps previously not designated (i.e., swaps with effective dates of May 23, 2018, June 25, 2018, July 31, 2018 and December 24, 2018 (the
“Re-designated
Swaps”)) as cash flow hedges of variable rate debt with an aggregate notional amount of $1.4 billion. In addition to the $
1.4
 billion
Re-designated
Swaps, the Company also has $300.0 million of other interest rate swaps designated as cash flow hedges as of March 31, 2023. Accordingly, at March 31, 2023, the Company has a total of $1.7 billion of interest rate swaps designated as cash flow hedges (see
Designated Cash Flow Hedges at March
 31, 2023
table below).
The receipt of approximately $56.4 million as a result of the termination was recorded as a reduction of the asset values of the derivatives amounting to $188.7 million and a reduction of the financing component (debt host) of the Terminated Swaps amounting to $131.3 million. At the time of the termination of the Terminated Swaps, there was approximately $180.4 million of unrealized gains recorded in accumulated other comprehensive income (loss) related to these Terminated Swaps. This amount will be amortized as a reduction of interest expense through the remaining term of the swaps unless it becomes probable that the cash flows originally hedged will not occur, in which case the proportionate amount of the gain will be recorded as a reduction to interest expense at that time. In addition, the liability amount of $6.8 million for the
Re-designated
Swaps (see
Designated Cash Flow Hedges at March
 31, 2023
table below) at the
re-designation
date will be amortized as a reduction of interest expense throughout the remaining term of the
Re-designated
Swaps, unless it becomes probable that the cash flows originally hedged will not occur, in which case the proportionate amount of the loss will be recorded to interest expense at that time.
The receipt of approximately $56.4 million was classified in the combined statement of cash flows as cash provided by operating activities of $188.7 million reflecting the amount received for the derivative portion of the termination of swaps, and a use of cash in financing activities of $134.5 million reflecting the pay down of the financing component of the Terminated Swaps (inclusive of payments made between April 1, 2022 and the termination date amounting to $3.2 million).
Outstanding at March
 31, 2023.
As of March 31, 2023, the Company had the following
pay-fixed
interest rate swaps which have been designated as cash flow hedges outstanding (all related to the Company’s LIBOR-based debt, see Note 7 and Note 8):
Designated Cash Flow Hedges at March
 31,
2023
:

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 23, 2018	$700.0	2.915%	March 24, 2025 (1)
June 25, 2018	$200.0	2.723%	March 23, 2025 (1)
July 31, 2018	$300.0	2.885%	March 23, 2025 (1)
December 24, 2018	$50.0	2.744%	March 23, 2025 (1)
December 24, 2018	$100.0	2.808%	March 23, 2025 (1)
December 24, 2018	$50.0	2.728%	March 23, 2025 (1)

Total	$1,700.0

(1)	Represents the Re-designated Swaps as described in the May 2022 Transactions section above that were previously not designated cash flow hedges at March 31, 2022.

Financial Statement Effect of Derivatives
Combined statement of operations and comprehensive income (loss):
The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying combined statements of operations and comprehensive income (loss) for the years ended March 31, 2023, 2022 and 2021:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$1.7	$1.7	$(1.0)
Gain (loss) reclassified from accumulated other comprehensive income (loss) into direct operating expense	(0.3)	(0.2)	0.2
Interest rate swaps
Gain recognized in accumulated other comprehensive income (loss)	$81.1	$66.5	$72.0
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	1.4	(15.0)	(20.0)
Derivatives not designated as cash flow hedges:
Forward exchange contracts
Gain recognized in direct operating expense	$—	$—	$0.3
Interest rate swaps
Loss reclassified from accumulated other comprehensive income (loss) into interest expense	$(11.8)	$(33.8)	$(28.3)
Total direct operating expense on combined statements of operations	$2,207.9	$1,922.1	$1,220.0
Total interest expense on combined statements of operations	$162.6	$115.0	$109.7
Combined balance sheets:
The Company classifies its forward foreign exchange contracts and interest rate swap agreements within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. See Note 10 for further information. The portion of the swaps reflecting the financing component (debt host) of the hybrid instrument discussed above is recorded at amortized cost and reduced over time based on payments. Pursuant to the Company’s accounting policy to offset the fair value amounts recognized for derivative instruments, the Company presents the asset or liability position of the swaps that are with the same counterparty under a master netting arrangement net as either an asset or liability in its combined balance sheets. As of March 31, 2023, there were no swaps outstanding that were subject to a master netting arrangement. As of March 31, 2022, the gross amount of swaps in an asset and liability position that were subject to a master netting arrangement was $169.6 million and $147.3 million, respectively, resulting in an asset recorded in other assets—non-current
of $32.0 million and a liability recorded in other
liabilities—non-current
of $9.8 million.

As of March 31, 2023 and 2022, the Company had the following amounts recorded in the accompanying combined balance sheets related to the Company’s use of derivatives:

	March 31, 2023
	Other Current Assets	Other Non-Current Assets	Other Accrued Liabilities	Other Non-Current Liabilities

	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$2.9	$—	$0.1	$—
Interest rate swaps	—	41.1	—	—

Fair value of derivatives	$2.9	$41.1	$0.1	$—

	March 31, 2022
	Other Current Assets	Other Non-Current Assets	Other Accrued Liabilities	Other Non-Current Liabilities

	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$3.5	$—	$2.8	$—
Interest rate swaps	—	109.1	—	(39.4)
Derivatives not designated as cash flow hedges:
Interest rate swaps (1)	—	(77.1)	—	56.8

Fair value of derivatives	$3.5	$32.0	$2.8	$17.4

(1)
Includes $88.1 million and $46.0 million included in other
non-current
assets and other
non-current
liabilities, respectively, representing the financing element (debt host) of certain hybrid instruments, which was offset by the pay-variable
receive-fixed interest rate swaps outstanding at March 31, 2022.

As of March 31, 2023, based on the current release schedule, the Company estimates approximately $2.9 million of gains associated with forward foreign exchange contract cash flow hedges in accumulated other comprehensive income (loss) will be reclassified into earnings during the one-year
period ending March 31, 2024.
As of March 31, 2023, the Company estimates approximately $23.5 million of gains recorded in accumulated other comprehensive income (loss) associated with interest rate swap agreement cash flow hedges will be reclassified into interest expense during the one-year
period ending March 31, 2024.